Income Taxes - Tax Expense Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Current Tax	¥ 282,422	$ 40,568	¥ 246,079	¥ 198,841
Deferred Tax	(62,397)	(8,963)	(23,759)	244
Total	¥ 220,025	$ 31,605	¥ 222,320	¥ 199,085